Property, plant and equipment- Capital commitments (Details) - Property, plant and equipment - ZAR (R) R in Millions	Jun. 30, 2023	Jun. 30, 2022
Capital commitments (excluding equity accounted investments)
Authorised and contracted for	R 47,596	R 41,892
Authorised but not yet contracted for	34,246	35,830
Less expenditure to the end of year	(34,277)	(32,438)
Capital commitments	47,565	45,284
Capital commitments to sustain existing operations	35,749	30,805
Capital commitments to expand operations	11,816	14,479
Within one year
Capital commitments (excluding equity accounted investments)
Capital commitments	30,941	27,719
One to five years
Capital commitments (excluding equity accounted investments)
Capital commitments	R 16,624	R 17,565